Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 8,644,000
Prepaid expenses and other current assets		1,799,000
Total current assets		10,443,000
Intangible assets - research and development		5,000		5,000
Deposits and other long-term assets		1,570,000
Total Assets		12,018,000		5,000
Current liabilities:
Accounts payable		35,000
Accrued expenses and other current liabilities		1,197,000
Income taxes payable
Accrued professional fees		1,615,000		2,246,000	1,308,000
Accrued payroll and other current liabilities		33,000		338,000	927,000
Option liability		742,000
Convertible promissory note payable		804,000
Note payable - Sponsor		177,000
Total current liabilities		4,603,000		2,584,000
Convertible notes payable, carried at fair value				1,835,000	749,000
Deferred revenue		2,665,000		4,083,000	2,958,000
Notes payable				175,000
Option liability				1,417,000
Derivative warrant liability		92,000
Deferred commission payable		5,739,000
Total Liabilities		13,099,000		10,094,000
Commitments and Contingencies (Note 6)
Stockholders’ Equity (Deficit)
Common stock value
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit		(13,100,000)		(10,764,000)	(5,877,000)
Accumulated other comprehensive loss		639,000		675,000
Total Stockholders’ Equity (Deficit)		(1,081,000)	$ (15,035,000)	(10,089,000)	(5,942,000)
Total Liabilities and Stockholders’ Equity (Deficit)		12,018,000		5,000
Murphy Canyon Acquisition Corp [Member]
Current assets:
Cash			277,761	345,777	48,555
Prepaid expenses			76,729	300,862	55,608
Total current assets			354,490	646,639	104,163
Investments held in Trust Account			23,339,887	136,871,183
Deferred offering costs					108,962
Total Assets			23,694,377	137,517,822	213,125
Current liabilities:
Accrued expenses			24,528	43,113	15,449
Income taxes payable			111,724	374,862
Accrued excise tax			1,140,683
Note payable - Sponsor			750,000		177,057
Total current liabilities			2,026,935	417,975	192,506
Deferred commission payable			4,628,750	4,628,750
Total Liabilities			6,655,685	5,046,725	192,506
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption at redemption value (13,225,000 shares at $10.34 per share)			23,108,897	136,771,183
Stockholders’ Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital					24,669
Accumulated deficit			(6,070,611)	(4,300,492)	(4,381)
Total Stockholders’ Equity (Deficit)			(6,070,205)	(4,300,086)	20,619
Total Liabilities and Stockholders’ Equity (Deficit)			23,694,377	137,517,822	213,125
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Stockholders’ Equity (Deficit)
Common stock value			75	75
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Stockholders’ Equity (Deficit)
Common stock value			$ 331	331	331
Revision of Prior Period, Reclassification, Adjustment [Member]
Stockholders’ Equity (Deficit)
Common stock value	[1]	7,000		6,000
Additional paid-in capital		11,351,000
Accumulated deficit		$ (13,078,000)		(10,770,000)
Previously Reported [Member]
Current liabilities:
Option liability				1,404,000
Total current liabilities				3,988,000	2,235,000
Total Liabilities				10,081,000	5,942,000
Stockholders’ Equity (Deficit)
Accumulated deficit				(10,800,000)	(5,900,000)
Accumulated other comprehensive loss				688,000	(65,000)
Total Stockholders’ Equity (Deficit)				$ (10,076,000)	$ (5,942,000)

[1]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.